   As filed with the Securities and Exchange Commission on January 22, 1999.

                       Securities Act File No. 33-25355
               Investment Company Act of 1940 File No. 811-5683


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / /
                       POST-EFFECTIVE AMENDMENT NO. 54      /X/

                                    and/or

                       REGISTRATION STATEMENT UNDER THE
                     INVESTMENT COMPANY ACT OF 1940        / /

                             AMENDMENT NO. 56         /X/

                                UAM FUNDS, INC.
              (Exact Name of Registrant as specified in Charter)


                          c/o UAM Fund Services, Inc.
                          211 Congress St., 4/th/ Floor
                          Boston, Massachusetts 02110
                 Registrant's Telephone Number (617) 542-5440
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)


                          Michael E. DeFao, Secretary
                            UAM Fund Services, Inc.
                              211 Congress Street
                          Boston, Massachusetts 02110
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPY TO:
                            Audrey C. Talley, Esq.
                          Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                             1345 Chestnut Street
                         Philadelphia, PA 19107-3469


               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE
                           (CHECK APPROPRIATE BOX):


               [_] Immediately upon filing pursuant to Paragraph (b)
               [X] on February 16, 1999 pursuant to Paragraph (b)
               [_] 60 days after filing pursuant to paragraph (a) (1)
               [_] on _________ pursuant to paragraph (a) (1)

               [_] 75 days after filing pursuant to Paragraph (a) (2)
               [_] on (date) pursuant to Paragraph (a) (2) of Rule 485.
               [X] This post-effective amendment designates a new
                   effective date for a previously filed post-effective amendment.

                                    PART A
                                UAM FUNDS, INC.


The following prospectuses are contained in Post-Effective Amendment No. 53, filed on November 25, 1998:

     .  Acadian Emerging Markets Portfolio Institutional Class Shares.

     .  The C&B Portfolios Institutional Class Shares.

     .  The DSI Portfolios Institutional Class Shares.

     .  DSI Disciplined Value Portfolio Institutional Service Class Shares.

     .  FMA Small Company Portfolio Institutional Class Shares.

     .  FMA Small Company Portfolio Institutional Service Class Shares

     .  ICM Fixed Income Portfolio Institutional Class Shares.

     .  ICM Small Company & ICM Equity Portfolios Institutional Class Shares.

     .  The McKee Portfolios Institutional Class Shares.

     .  The NWQ Portfolios Institutional Class Shares.

     .  The NWQ Portfolios Institutional Service Class Shares.

     . Rice, Hall, James Small Cap Portfolio and Rice, Hall, James Small/Mid Cap Portfolio Institutional Class Shares.

     .  SAMI Preferred Stock Income Portfolio Institutional Class Shares.

     .  Sirach Portfolios Institutional Class Shares.

     .  Sirach Portfolios Institutional Service Class Shares.

     .  Sterling Partners' Portfolios Institutional Class Shares.

     .  The TS&W Portfolios Institutional Class Shares.

                                     PART B
                                UAM FUNDS, INC.


The following Statements of Additional Information are contained in Post-Effective Amendment No. 53, filed on November 25, 1998.


     .  Acadian Emerging Markets Portfolio Institutional Class Shares.

     .  The C&B Portfolios Institutional Class Shares.

     . The DSI Portfolios Institutional Class and Institutional Service Class Shares.

     . FMA Small Company Portfolio Institutional Class and Institutional Service Class Shares.

     .  ICM Portfolios Institutional Class Shares.

     .  The McKee Portfolios Institutional Class Shares.

     . The NWQ Portfolios Institutional Class and Institutional Service Class Shares.

     . Rice, Hall, James Small Cap Portfolio and Rice, Hall, James Small/Mid Cap Portfolio Institutional Class Shares.

     .  SAMI Preferred Stock Income Portfolio Institutional Class Shares.

     . Sirach Portfolios Institutional Class and Institutional Service Class Shares.

     .  Sterling Partners' Portfolios Institutional Class Shares.

     .  The TS&W Portfolios Institutional Class Shares.

                                    PART C
                                UAM FUNDS, INC.
                               OTHER INFORMATION

ITEM 23. EXHIBITS
Exhibits previously filed by the Fund are incorporated by reference to such filings. The following table describes the location of all exhibits. In the table, the following references are used:

   PEA# = Post-Effective Amendment (pertinent numbers for each PEA are included after "PEA", e.g., PEA #3 means the third PEA under the Securities Act of 1933.)

Exhibit No.         Description                                         Incorporated By Reference to
----------          -----------                                         ----------------------------
                                                                        Location:
                                                                        ----------
A.1.                Articles of Incorporation                           PEA#37

A.2.                Amendments                                          PEA#37

A.3.                Articles Supplementary                              PEA#37, PEA#41, PEA#42, PEA#44,
                                                                        PEA#45, PEA#47, PEA#49;  PEA#52

B.                  By-Laws                                             PEA#52

C.                  Form of Specimen of Securities                      PEA#52

D.                  Investment Advisory Agreements                      PEA#54

E                   Distribution Agreement between UAM Fund             PEA#49
                    Distributors, Inc. and UAM Funds, Inc.

F.                  Bonus and Profit Sharing Contracts                  Not Applicable

G                   Global Custody Agreement                            PEA#44

H. 1.               Fund Administration Agreement between UAM Funds,    PEA#54
                    Inc. and UAM Fund Services, Inc.

H. 2.               Mutual Funds Service Agreement between UAM Fund     PEA#49
                    Services, Inc. and Chase Global Funds Services
                    Company

I.                  Opinion and Consent of Counsel                      To be filed under amendment

J.                  Other Opinions and Consents                         Not Applicable

Exhibit No.         Description                                         Incorporated By Reference to
-----------         -----------                                         ----------------------------
                                                                        Location:
                                                                        ---------
K.                  Omitted Financial Statements                        Not Applicable

L.                  Purchase Agreement                                  PEA#52

M.1.                Distribution Plan                                   PEA#52

M.2.                Form of Selling Dealer Agreement                    PEA#52

M.3.                Shareholder Services Plan                           PEA#52

M.4.                Form of Service Agreement (12b-1 Plan)              PEA#52

N.                  Financial Data Schedules                            To be filed under amendment

O.                  Amended and Restated Rule 18f-3 Multiple Class      PEA#52
                    Plan

P.                  Powers of Attorney                                  PEA#52;  PEA#54

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND Not applicable.

ITEM 25.  INDEMNIFICATION
Reference is made to Article NINTH of the Registrant's Articles of Incorporation, which was filed as Exhibit No. 1 to the Registrant's initial registration statement, and as Exhibit No., 1 to PEA # 37. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions for indemnification of UAM Fund Services, Inc. are contained in
Section 6 of its Fund Administration Agreement with the Registrant.

Provisions for indemnification of the Registrant's investment advisers are contained in Section 7 of their respective Investment Advisory Agreements with the Registrant.

Provisions for indemnification of Registrant's principal underwriter, UAM Fund Distributors, Inc., are contained in its Distribution Agreement with the Registrant.

Provisions for indemnification of Registrant's custodian, The Chase Manhattan Bank, are contained in Section 12 of its Fund Global Custody Agreement with the Registrant.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Reference is made to the caption "Investment Adviser" in the Prospectuses constituting Part A of this Registration Statement and "Investment Adviser" in Part B of this Registration Statement. The information required by this Item 26 with respect to each director, officer, or partner of each other investment adviser of the Registrant is incorporated by reference to the Forms ADV filed by the investment advisers listed below with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended, under the file numbers indicated:

Each Investment Adviser is an affiliate of United Asset Management Corporation ("UAM"), a Delaware corporation owning firms engaged primarily in institutional investment management.

  .    Acadian Asset Management, Inc. (File No. 801-28078)
  .    Cooke & Bieler, Inc (File No. 801-210)
  .    Dewey Square Investors Corporation (File No. 801-34179)
  .    Fiduciary Management Associates, Inc. (File No. 801-21271)
  .    Investment Counselors of Maryland, Inc. (File No. 801-8761)
  .    C.S. McKee & Company, Inc. (File No. 801-08545)
  .    NWQ Investment Management Company (File No. 801-42159)
  .    Rice, Hall, James & Associates (File No. 801-30441)
  .    Sirach Capital Management, Inc. (File No. 801-33477)
  .    Spectrum Asset Management, Inc. (File No. 801-30405
  .    Sterling Capital Management Company (File No. 801-8776)
  .    Thompson, Siegel & Walmsley, Inc. (File No. 801-6273)

ITEM 27.  PRINCIPAL UNDERWRITERS
    (a) UAM Fund Distributors, Inc. ("UAMFDI") acts as sole distributor of the Registrant's shares, and acts as distributor UAM Funds Trust (except ACG Capital Corporation ("ACG") acts as distributor of the Heitman Real Estate Portfolio Advisor Class Shares of UAM Funds Trust).

    (b) The information required with respect to each Director and officer of UAMFDI is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-41126).

          The information required with respect to each Director and officer of ACG is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-47813).

    (c)   Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS
The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained in the physical possession of the Registrant, the Registrant's Advisers, the Registrant's Sub-Administrative Agent (Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108), the Registrant's Sub-Transfer Agent (DST Systems, Inc., 210 West 10/th/ Street, Kansas City, MO 64105), and the Registrant's Custodian Bank (The Chase Manhattan Bank 4 Chase MetroTech Center, Brooklyn, New York, 11245).

ITEM 29.  MANAGEMENT SERVICES
Not Applicable.

ITEM 30.  UNDERTAKINGS
Not Applicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and State of Massachusetts on the day of January 22, 1999.


                                    UAM FUNDS, INC.


                                    /s/ Michael E. DeFao
                                    ------------------------
                                    Michael E. DeFao
                                    Secretary

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on this 22nd day of January, 1999.


               *
-----------------------------------
Norton H. Reamer, Chairman and
President


               *
-----------------------------------
John T. Bennett, Jr., Director



               *
-----------------------------------
Nancy J. Dunn, Director


               *
-----------------------------------
Philip D. English, Director


               *
-----------------------------------
William A. Humenuk, Director


               *
-----------------------------------
James P. Pappas, Director


               *
-----------------------------------
Peter M. Whitman, Jr., Director


/s/ Gary L. French
-----------------------------------
Gary L. French, Treasurer


/s/Michael E. DeFao
-----------------------------------
*Michael E. DeFao
(Attorney-in-Fact)

                                UAM FUNDS, INC.

                                 EXHIBIT INDEX

Exhibit No.         Description
----------          -----------

D                   Investment Advisory Agreements

H1 Fund Administration Agreement between UAM Fund Distributors, Inc. and the Registrant

P                   Power of Attorney